Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (10,482,168)	$ (10,402,021)	$ (9,707,324)
Other finance expense, net		(873,177)	(859,642)
Finance expense	(10,482,168)	(11,275,198)	(10,566,966)
Interest income	1,132,935	1,529,112	1,567,100
Foreign exchange gain, net	3,004,934	935,291	220,149
Other finance income, net	89,323
Finance income	4,227,192	2,464,403	1,787,249
Finance expense, net	(6,254,976)	(8,810,795)	$ (8,779,717)
Additional lease liabilities	$ 426,672	$ 426,541
Foreign exchange rate | $ / $	19.9493	18.8838	19.6730